Equity Oriented or Fixed Income Oriented Funds | The Select 20 Portfolio
The Select 20 Portfolio

What is the Portfolio's investment objective?
The Select 20 Portfolio seeks long-term capital appreciation.
What are the Portfolio's fees and expenses?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equity Oriented or Fixed Income Oriented Funds The Select 20 Portfolio DPT CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.12%
Total annual portfolio operating expenses		0.87%
Less fee waivers and expense reimbursements	[1]	none
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.87%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.89% of the Portfolio's average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Oriented or Fixed Income Oriented Funds The Select 20 Portfolio DPT CLASS	89	278	482	1,073

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio seeks to achieve its objective by investing in a portfolio of 20 securities. The Portfolio will invest in no fewer than 15 and no more than 25 equity securities. The Portfolio is considered “nondiversified” as defined in the Investment Company Act of 1940, as amended (1940 Act), which means that it may invest in a smaller number of issuers than a diversified mutual fund.

The portfolio managers invest primarily in common stocks of companies that they believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The portfolio managers consider companies of any size or market capitalization. Using a bottom-up approach, the portfolio managers seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in the portfolio managers' opinion, may have a large demand or market for their goods or services. The portfolio managers also consider a company's operational efficiencies, management plans for capital allocation, and the company's shareholder orientation.

The portfolio managers research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they think are the best investments for the Portfolio. Specifically, the portfolio managers look for structural changes in the economy, industry, or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes. The following is a description of how the portfolio managers pursue the Portfolio's investment goals.

The portfolio managers strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash-flow growth. Using a bottom-up approach, the portfolio managers look for companies that they believe:

  have attractive end-market potential or dominance of a profitable niche market, dominant business models, and strong cash-flow generation;
  demonstrate operational and scale efficiencies;
  have demonstrated expertise for capital allocation; or
  have clear shareholder-oriented governance and compensation policies.

All of these factors give the portfolio managers insight into the outlook for a company, helping the portfolio managers to identify companies poised for sustainable free cash-flow growth. The portfolio managers believe that sustainable free cash-flow growth, if it occurs, may result in price appreciation for the company's stock.

The portfolio managers maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

The portfolio managers may invest up to 20% of the Portfolio's net assets in securities of foreign issuers, including issuers located in emerging markets.

The portfolio managers may invest in real estate investment trusts (REITs)

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk

The possibility that a single security's increase or decrease in value may have a greater impact on the portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios.

Company size risk	The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk

A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Select 20 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

On Feb. 28, 2008, the Portfolio changed its investment strategy to limit its investments to no less than 15 securities and no more than 25 securities. The performance prior to Feb. 28, 2008 is that of the Portfolio's predecessor, The All-Cap Growth Equity Portfolio.

Year-by-year total return (The Select 20 Portfolio)

During the periods illustrated in this bar chart, The Select 20 Portfolio's highest quarterly return was 18.57% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.91% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns Equity Oriented or Fixed Income Oriented Funds The Select 20 Portfolio	1 Year	5 Years	10 Years
DPT CLASS	13.94%	16.70%	8.13%
DPT CLASS After Taxes on Distributions	6.37%	14.96%	7.32%
DPT CLASS After Taxes on Distributions and sale of Portfolio shares	13.55%	13.48%	6.61%
Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	12.44%	15.89%	8.50%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.